PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2017	2016
	$	$
Cost:

Computers and peripheral equipment	2,629	2,539
Office furniture and equipment	774	801
Trade Equipment	35	35
Leasehold improvements	427	427
Equipment in lease	711	473
Vehicle	-	29
	4,576	4,304
Accumulated depreciation:
Computers and peripheral equipment	2,385	1,978
Office furniture and equipment	627	580
Trade Equipment	2	2
Leasehold improvements	139	77
Equipment in lease	205	-
Vehicle	-	29
	3,358	2,666
Depreciated cost	1,218	1,638